As filed with the Securities and Exchange Commission on November 9, 2016

1933 Act No. 033-72416

1940 Act No. 811-08200

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 52	☒

and/or

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 52	☒
(Check appropriate box or boxes)

BRIDGEWAY FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

20 Greenway Plaza, Suite 450

Houston, Texas 77046

(Address of Principal Executive Office)(Zip Code)

(713) 661-3500

(Registrant’s Telephone Number, including Area Code)

Send Copies of Communications to:

Tammira Philippe, President Bridgeway Capital Management, Inc. Bridgeway Funds, Inc. 20 Greenway Plaza, Suite 450 Houston, Texas 77046	Prufesh R. Modhera, Esq. Stradley, Ronon, Stevens & Young LLP 1250 Connecticut Ave., NW, Suite 500 Washington, District of Columbia 20036
(Name and Address of Agent for Service)

It is proposed that this filing will become effective: (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant (a Maryland corporation) certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 52 to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 52 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Houston, and State of Texas, on this 9th day of November, 2016.

Bridgeway Funds, Inc.

/s/ TAMMIRA PHILIPPE
Tammira Philippe, President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

TAMMIRA PHILIPPE Tammira Philippe	President and Principal Executive Officer	November 9, 2016

JOHN N. R. MONTGOMERY* John N. R. Montgomery	Vice President and Director	November 9, 2016

LINDA G. GIUFFRE Linda G. Giuffre	Treasurer and Principal Financial Officer	November 9, 2016

KIRBYJON CALDWELL* Kirbyjon Caldwell	Director	November 9, 2016

KAREN S. GERSTNER* Karen S. Gerstner	Director	November 9, 2016

MILES D. HARPER, III* Miles D. Harper, III	Director	November 9, 2016

EVAN HARREL* Evan Harrel	Director	November 9, 2016

*By /s/ TAMMIRA PHILIPPE Tammira Philippe, President

as Attorney-in-Fact for each of the persons indicated (pursuant to powers of attorney filed electronically as an exhibit to Post-Effective Amendment No. 51 on October 26, 2016).

SCHEDULE OF EXHIBITS TO FORM N-1A

Bridgeway Funds, Inc.

Exhibit Number	Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase